Exceptions Items (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Findus Group integration costs	€ 1.2	€ 4.5	€ 3.0	€ 6.0
Release of indemnification assets	0.0	0.0	44.0	0.0
Supply chain reconfiguration	(2.3)	0.2	(3.6)	0.2
Goodfella's Pizza & Aunt Bessie's integration costs	2.2	0.8	4.0	0.8
Settlement of legacy matters	0.0	0.1	0.0	0.1
Factory optimization	0.5	0.5	0.8	0.5
Exceptional items	€ 1.6	€ 6.1	€ 48.2	€ 7.6